BUCKSPORT ENERGY ASSET INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Bucksport Energy Asset Investment
Balances included in the balance sheet at December 31, 2013 and 2012, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2013	2012
Other receivables	$281	$413
Other assets(1)	214	220
Property, plant, and equipment	$10,692	$10,697
Accumulated depreciation	(4,668)	(3,971)
Net property, plant, and equipment	$6,024	$6,726
Current liabilities	$(83)	$(159)

(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.